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                             [SICHENZIA LETTERHEAD]


                                   May 2, 2006



Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, D.C.  20549
Attention:  Pamela A. Long, Esq.


           Re:      Microfield Group, Inc.
                    Form SB-2 filed February 13, 2006
                    File No. 333-131816



Dear Ms. Long:

     This letter sets forth the responses of Microfield Group, Inc., an Oregon corporation (the "Company" or "we"), to the comments received from the Staff (the "Staff") of the Securities and Exchange Commission (the "Commission") by letter dated February 27, 2006 concerning the Company's Registration Statement on Form SB-2 (File No. 333-131816) filed with the Commission on February 13, 2006 (the "Registration Statement"). We are authorized by the Company to provide the responses contained in this letter on behalf of the Company.

     The numbers of the responses in this letter correspond to the numbers of the Staff's comments as set forth in its letter to the Company dated February 27, 2006. References in the text of the responses herein to captions and page numbers are to Amendment No. 1 to Form SB-2 on Form S-1 which is being filed herewith. For your convenience, we set forth each comment from your comment letter in bold typeface and include the Company's response below it.

PLAN OF DISTRIBUTION, PAGE 55

     1. IF ANY SELLING SECURITY HOLDER IS AN AFFILIATE OF A BROKER DEALER, PLEASE IDENTIFY IT AS SUCH. FOR SELLING SECURITY HOLDERS WHO ARE AFFILIATES OF BROKER-DEALERS, THE PROSPECTUS MUST STATE THAT: (1) THE SELLERS PURCHASE IN THE ORDINARY COURSE OF BUSINESS; AND (2) AT THE TIME OF PURCHASE OF THE SECURITIES BEING REGISTERED FOR RESALE, THE SELLER HAD NO AGREEMENTS OR UNDERSTANDINGS, DIRECTLY OR INDIRECTLY, WITH ANY PERSON, TO DISTRIBUTE THE SECURITIES. IF YOU ARE UNABLE TO MAKE THESE STATEMENTS IN THE PROSPECTUS, THE DISCLOSURE MUST STATE THAT THE SELLERS ARE ALSO UNDERWRITERS.

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         On page 19 of Amendment No. 1 to Form SB-2 on Form S-1 we have identified those selling security holders who are affiliated with Vertical Capital Partners, a registered broker-dealer. Our disclosure within the plan of distribution section has already indicated that these selling stockholders are deemed underwriters.

SIGNATURES, PAGE II-6
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     2.  The registration statement should be signed by the principal accounting officer or controller of Microfield Group, Inc.

         On page 29 of Amendment No. 1 to Form SB-2 on Form S-1 we have indicated that the registration statement has been signed by the principal accounting officer of Microfield Group, Inc.


                                     Very truly yours,



                                     /s/ Jeffrey J. Fessler